Related Party Transactions - Summary of Transactions Prior Liquidation (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Payables	₩ 8,824
Acquisition of right of use assets [member]
Statement [Line Items]
Dividend Income	1,966
Acquisition of right of use assets [member] | KRealty 11th Real Estate Investment Trust Company [Member]
Statement [Line Items]
Dividend Income	1,966
Interest Expense [member]
Statement [Line Items]
Payables	260	₩ 205	₩ 917
Interest Expense [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables		205	917
Interest Expense [member] | KRealty 11th Real Estate Investment Trust Company [Member]
Statement [Line Items]
Payables	260
Dividend Income [member]
Statement [Line Items]
Dividend Income	54,869	48,779	17,345
Dividend Income [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income	45,549	40,142	8,061
Dividend Income [member] | Others [member]
Statement [Line Items]
Dividend Income	9,158	8,637	43
Dividend Income [member] | Korea Information & Technology Investment Fund (KIF Investment Fund) [member]
Statement [Line Items]
Dividend Income			9,241
Dividend Income [member] | KRealty 11th Real Estate Investment Trust Company [Member]
Statement [Line Items]
Dividend Income	162
Interest income [member]
Statement [Line Items]
Dividend Income	3,052	223	14
Interest income [member] | K Bank Inc.[Member]
Statement [Line Items]
Dividend Income	₩ 3,052		₩ 14
Interest income [member] | Korea Information & Technology Investment Fund (KIF Investment Fund) [member]
Statement [Line Items]
Dividend Income		₩ 223